Stock Option Plans and Warrants to Purchase Common Stock (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2020 shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Number of equity programs | item		4
Weighted average exercise price (in Dollars per share) | $ / shares			$ 12.81
Shares issues (in shares)		192,273	140,996	851,130	128,858
Total compensation cost (in Dollars) | $		$ 427,000
Stock Option Plans [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Exercisable options		133,794
Weighted average exercise price (in Dollars per share) | $ / shares		$ 34.47
Exercisable, weighted average remaining contractual term		7 years 18 days
Shares issues (in shares)		192,273
Weighted Average Remaining Term		7 years 10 months 24 days
Stock options awarded		55,730	32,925
Fair value per share (in Dollars per share) | $ / shares		$ 5.57	$ 8.40
Grant 2015 Plan
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Additional numbers of shares of common stock	4,000,000
Shares available for grant		5,812,991
Intrinsic value | $		$ 0